SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19.SUBSEQUENT EVENTS

In October 2022, the Group entered into a one-year USD dominated facility agreement that it could draw down no more than RMB1,000 with interest rate to be determined case-by-case, and another one-year US$123 million facility agreement with 5.4% fixed rate per annum.

As disclosed in Note 8, the Group had subsequently redeemed US$475 million of 2022 Notes on November 1, 2022.